FINANCIAL INSTRUMENT RISK	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENT RISK [Text Block]

18. FINANCIAL INSTRUMENT RISK

The Board of Directors has overall responsibility for the establishment and oversight of the Company's risk management framework.  The Company has exposure to liquidity, credit, and market risk from the use of financial instruments.  Financial instruments consist of cash and cash equivalents, short-term investments, marketable securities, certain other assets, and accounts payable and accrued liabilities.

a. Liquidity risk

Liquidity risk is the risk that the Company will be unable to meet its financial obligations as they come due.  The Company uses cash forecasts to ensure that there is sufficient cash on hand to meet short-term business requirements.  Cash is invested in redeemable GICs, which are highly liquid investments and available to discharge obligations when they come due.  The Company does not maintain a line of credit.

b. Credit risk

Financial instruments that potentially subject the Company to credit risk consist primarily of cash and cash equivalents and short-term investments.  These financial instruments are at risk to the extent that the institutions issuing or holding them cannot redeem amounts when they are due or requested.  To limit its credit risk, the Company uses a restrictive investment policy.  Cash and cash equivalents and short-term investments are held with high quality financial institutions.  Substantially all cash and cash equivalents and short-term investments held with financial institutions exceeds government-insured limits. We have established credit policies that seek to minimize our credit risk by entering into transactions with investment grade credit worthy and reputable financial institutions.  The carrying amount of financial assets, other than marketable securities, recorded in the financial statements represents Western's maximum exposure to credit risk.

c. Market risk

The Company is exposed to market risk because of the fluctuating values of its publicly traded marketable securities. The Company has no control over these fluctuations and does not hedge its investments. Marketable securities are adjusted to fair value at each balance sheet date.  A 10% fluctuation in value of its publicly traded marketable securities rate would have a minimal impact on the Company's loss and comprehensive loss.

As at December 31, 2024, the carrying amounts of cash and cash equivalents, short-term investments, marketable securities and accounts payable and accrued liabilities are considered to be reasonable approximations of their fair values due to the short-term nature of these instruments. The fair value of the marketable securities is determined by reference to published price quotations in an active market (classified as level 1 in the fair value hierarchy).

d. Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market interest rates. The Company's financial assets and liabilities are not exposed to interest rate risk due to their short-term nature and maturity. Cash and equivalents and short-term investments are subject to fixed interest rates. The Company is not subject to interest rate risk.